--------------------------------------------------------------------------------






INSTITUTIONAL
DAILY
INCOME FUND








                            Annual Report
                            March 31, 1998







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INSTITUTIONAL                             600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY INCOME FUND                                                   212-830-5200

================================================================================



Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 1998.

The Fund's Money Market Portfolio had 249 shareholders and net assets of $336,549,942 as of March 31, 1998. The U.S. Treasury Portfolio had 688 shareholders and net assets of $474,204,867 as of March 31, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff




Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1998
================================================================================

      Face                                                              Maturity                         Value
     Amount                                                                Date           Yield        (Note 1)
     ------                                                                ----           -----         ------
Commercial Paper (13.29%)
--------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Abbey National North America                            04/20/98          5.50%    $   14,957,013
     15,000,000  General Electric Capital Corporation                    06/03/98          5.52         14,857,725
     15,000,000  Island Finance Puerto Rico, Incorporated                05/07/98          5.54         14,918,100
 --------------                                                                                      -------------
     45,000,000  Total Commercial Paper                                                                 44,732,838
 --------------                                                                                      -------------
Letter of Credit Commercial Paper (14.72%)
--------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Banco De Galicia Y Buenos Aires S.A.
                 LOC Bayerische Vereinsbank, A.G.                        09/15/98          5.64%    $   14,619,379
     10,000,000  Bancomer, S.A.
                 LOC Bank of Montreal                                    04/03/98          5.55          9,996,944
     10,000,000  Pemex Capital Incorporated
                 LOC Societe Generale                                    04/30/98          5.53          9,956,097
     15,000,000  Unifunding, Incorporated
                 Unibank, A/S                                            04/20/98          5.50         14,957,013
 --------------                                                                                      -------------
     50,000,000  Total Letter of Credit Commercial Paper                                                49,529,433
 --------------                                                                                      -------------
Master Note (1.49%)
--------------------------------------------------------------------------------------------------------------------
 $    5,000,000  The Goldman Sachs Group L.P.                            04/28/98          5.72%    $    5,000,000
 --------------                                                                                      -------------
      5,000,000  Total Master Note                                                                       5,000,000
 --------------                                                                                      -------------
Medium Term Note (4.45%)
--------------------------------------------------------------------------------------------------------------------
 $   15,000,000  First USA Credit Master Trust - Series 1995             12/10/98          5.63%    $   15,000,000
 --------------                                                                                      -------------
     15,000,000  Total Medium Term Note                                                                 15,000,000
 --------------                                                                                      -------------
Other Notes (48.67%)
--------------------------------------------------------------------------------------------------------------------
 $    2,675,000  Alpine Capital Investments L.L.C.
                 LOC First of America                                    09/15/27 (a)      5.68%    $    2,675,000
      4,225,000  American West Michigan Properties
                 LOC Comerica Bank                                       12/01/25 (a)      5.68          4,225,000
        867,000  Antonio Sofo & Son Importing Co.
                 LOC PNC Bank, N.A.                                      12/31/09 (a)      5.72            867,000
     10,000,000  Asset-Backed Securities Investment Trust - Series 1997  06/15/98 (b)      5.69         10,000,000
      1,705,000  Bardstown, KY IDRB (R & J Tower Corporation Project)
                 LOC Comerica Bank                                       06/01/24 (a)      5.68          1,705,000
     13,400,000  City of Anaheim
                 LOC Credit Suisse First Boston                          04/01/98 (b)      5.65         13,400,000
      1,000,000  City of Colorado Springs Adj. Rate Taxable/Convertible Bonds
                 (Goodwill Industries) - 1997B
                 LOC Bank One Ohio                                       02/01/07 (a)      5.66          1,000,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

      Face                                                           Maturity                         Value
     Amount                                                             Date           Yield        (Note 1)
     ------                                                             ----           -----         ------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------
 $    1,080,000  Crystal Enterprises Inc.
                 LOC National Bank of Detroit                         06/01/25 (a)      5.68%    $    1,080,000
      3,250,000  Delta Capital L.L.C.
                 LOC First Michigan Bank                              10/01/16 (a)      5.68          3,250,000
        930,000  Delta Capital L.L.C. - Series A
                 LOC First Michigan Bank                              01/01/26 (a)      5.68            930,000
      2,085,000  Dickenson Press, Inc. - Series 1997
                 LOC First Michigan Bank                              01/01/27 (a)      5.68          2,085,000
      3,500,000  Emory University Project Dekalb County, GA           04/07/98          5.70          3,500,000
      3,400,000  Emory University Project Dekalb County, GA 1997B     11/01/27 (a)      5.65          3,400,000
     15,000,000  Equitable Life Assurance Society
                 LOC Chase Manhattan Bank, N.A.                       03/22/99          5.73         15,000,000
      1,350,000  GCG Portage L.L.C.
                 LOC Old Kent Bank & Trust Co.                        02/01/26 (a)      5.68          1,350,000
        965,000  Hendricks County (Heartland Crossing)
                 LOC Bank One Ohio                                    01/01/22 (a)      5.82            965,000
      9,000,000  Jacksonville Health Charity Group (Baptist/St. Vincent)
                 MBIA Insured                                         08/15/19 (a)      5.75          9,000,000
      6,620,000  Jake Sweeney Automotive, Inc.
                 LOC Star Bank, N.A.                                  04/01/05 (a)      5.74          6,620,000
        985,000  LRV Enterprises, L.L.C.
                 LOC First of America                                 09/01/21 (a)      5.68            985,000
      5,000,000  Long Lane Master Trust III
                 LOC Bank of Boston                                   11/02/98 (b)      5.78          5,000,000
      3,600,000  Mayfair Village Retirement Center, Inc., KY
                 (Variable Rate Term Notes) - Series 1995
                 LOC PNC Bank, N.A.                                   05/01/00 (a)      5.68          3,600,000
      5,855,000  Medic Funding Corporation
                 LOC Federal Home Loan Bank                           05/01/27 (a)      5.66          5,855,000
      2,906,000  Mercer County Improvement Authority RB
                 (County Baseball Stadium Project) - Series 1997      04/15/98          6.25          2,906,209
      4,250,000  Mississippi Business Finance Corporation IDRB
                 (ABTCO, Inc. Project) - Series 1997B
                 LOC First Union National Bank                        04/01/22 (a)      5.65          4,250,000
      1,800,000  Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995
                 LOC National Bank of Detroit                         06/01/10 (a)      5.75          1,800,000
     14,000,000  New York City GO Bonds
                 FGIC Insured                                         05/21/98          5.66         14,000,000

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1998
================================================================================

      Face                                                           Maturity                         Value
     Amount                                                             Date           Yield        (Note 1)
     ------                                                             ----           -----         ------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------
 $    9,000,000  New York, NY Taxable - Series G                      08/01/98          5.73%    $    8,996,363
      4,600,000  Ohio, Stark City IDRB (Shearers Foods)
                 LOC Bank One Ohio                                    12/01/23 (a)      5.66          4,600,000
      3,000,000  Passaic County, NJ GO Refunding Bond - Series B
                 LOC Bank of Nova Scotia                              09/01/20 (a)      5.75          3,000,000
      1,000,000  Pennsylvania EDFA (Oglevee Ltd. Project)
                 LOC PNC Bank, N.A.                                   08/01/02 (a)      5.65          1,000,000
        900,000  Pennsylvania EDFA
                 (Philadelphia Business & Technical Center Project) - Series A1
                 LOC PNC Bank, N.A.                                   04/01/04 (a)      5.65            900,000
        900,000  Pennsylvania EDFA (Quality Foods L.P. Project)
                 Taxable Development RB - Series 1995D
                 LOC PNC Bank, N.A.                                   12/01/14 (a)      5.65            900,000
        800,000  Pennsylvania EDFA (Southpointe Rink Assoc. Project)
                 Taxable Development RB - Series 1994D7
                 LOC PNC Bank, N.A.                                   12/01/09 (a)      5.65            800,000
      2,600,000  Pennsylvania EDFA (West 914 Incorporation Project)
                 Taxable Development RB - Series 1991A
                 LOC PNC Bank, N.A.                                   05/01/21 (a)      5.65          2,600,000
      1,500,000  Pennsylvania  EDFA Taxable  Development  RB (C & D Charter Power
                 System) - Series 1991B2
                 LOC PNC Bank, N.A.                                   12/01/00 (a)      5.65          1,500,000
      5,000,000  Reading Ohio Taxable IDRB
                 LOC Bank of Montreal                                 03/01/08 (a)      5.63          5,000,000
      2,075,000  Rockside Road Properties Variable Rate Taxable Notes
                 (Rockside Road Properties Project) - Series 1995
                 LOC First National Bank of Ohio                      07/01/10 (a)      5.70          2,075,000
      1,350,000  SDR Capital, L.L.C.
                 LOC First Michigan Bank                              10/15/01 (a)      5.68          1,350,000
      2,930,000  State of Connecticut Resource Recovery Authority
                 LOC National Westminster Bank PLC                    11/15/98 (b)      5.95          2,930,000
      2,200,000  State of Missouri HEFA (SSM Health Care System) 1995 - Series D
                 MBIA Insured                                         06/01/25 (a)      5.75          2,200,000
      1,000,000  State of Tennessee Adjustable Taxable BAN - Series B 07/02/01 (a)      5.75          1,000,000
      2,000,000  State of Tennessee Adjustable Taxable BAN - Series D 07/02/01 (a)      5.65          2,000,000
      1,990,000  Trendway Corporation
                 LOC Michigan National Bank                           12/01/26 (a)      5.68          1,990,000
      1,500,000  Zylstra Funding, Inc.
                 LOC First Michigan Bank                              06/01/27 (a)      5.68          1,500,000
 --------------                                                                                  --------------
    163,793,000  Total Other Notes                                                                  163,789,572
 --------------                                                                                  --------------


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================


      Face                                                           Maturity                         Value
     Amount                                                             Date           Yield        (Note 1)
     ------                                                             ----           -----         ------
Repurchase Agreements, Overnight (14.56%)
--------------------------------------------------------------------------------------------------------------------
 $   49,000,000  Morgan Stanley & Co., Incorporated (Collateralized
                 by $50,775,000, GNMA, 6.500%, due 3/20/28)           04/01/98          6.05%    $   49,000,000
 --------------                                                                                  --------------
     49,000,000  Total Repurchase Agreements, Overnight                                              49,000,000
 --------------                                                                                  --------------
Yankee Certificate of Deposit (4.45%)
--------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Canadian Imperial Bank of Commerce                   05/26/98          5.53%    $   15,000,000
 --------------                                                                                  --------------
     15,000,000  Total Yankee Certificate of Deposit                                                 15,000,000
 --------------                                                                                  --------------
                 Total Investments (101.63%) (Cost $342,051,843+)                                   342,051,843
                 Liabilities In Excess of Cash And Other Assets (-1.63%)                         (    5,501,901)
                                                                                                 --------------
                 Net Assets (100.00%)                                                            $  336,549,942
                                                                                                 ==============
                 Net Asset Value, offering and redemption price per share:
                 Class A shares, 108,657,122 shares outstanding (Note 3)                         $         1.00
                                                                                                 ==============
                 Class B shares, 227,892,820 shares outstanding (Note 3)                         $         1.00
                                                                                                 ==============

                 + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:


(a) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a letter of credit. The interest rates are adjustable and are based on market rates. The rate shown is the rate in effect at the date of this statement.

(b)  The maturity date indicated for this security is the mandatory put date.


KEYS:
     BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Revenue Bond
     EDFA     =   Economic Development Finance Authority        RB       =   Revenue Bond
     GO       =   General Obligation



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1998
================================================================================

      Face                                                           Maturity                           Value
     Amount                                                             Date           Yield          (Note 1)
     ------                                                             ----           -----           ------
Repurchase Agreements (44.92%)
--------------------------------------------------------------------------------------------------------------------
 $   50,000,000  Morgan (J.P.) Securities, Inc. (Collateralized by $48,104,000,
                 U.S. Treasury Notes, 6.63%, due 04/30/02)            04/01/98          5.95%    $   50,000,000
     68,000,000  Morgan Stanley & Company, Inc. (Collateralized by $97,064,388,
                 GNMA, 6.00% to 8.50%, due 02/15/06 to 03/15/28)      04/01/98          6.05         68,000,000
     75,000,000  The Goldman Sachs Group L.P. (Collateralized by $79,486,811,
                 GNMA, 6.50%, due 08/15/27)                           04/01/98          6.05         75,000,000
     20,000,000  The Goldman Sachs Group L.P. (Collateralized by $21,295,595,
                 GNMA, 5.50% to 6.13%, due 08/20/27 to 10/20/27)      04/09/98          5.53         20,000,000
 --------------                                                                                  --------------
    213,000,000  Total Repurchase Agreements                                                        213,000,000
 --------------                                                                                  --------------
U.S. Government Obligations (54.83%)
--------------------------------------------------------------------------------------------------------------------
 $  25,000,000   U.S. Treasury Bills                                  04/02/98          4.62%    $   24,996,792
    25,000,000   U.S. Treasury Bills                                  04/02/98          4.65         24,996,771
   100,000,000   U.S. Treasury Bills                                  04/02/98          4.95         99,986,250
    20,000,000   U.S. Treasury Bills                                  04/16/98          5.40         19,955,292
    10,000,000   U.S. Treasury Notes, 5.87%                           04/30/98          5.48         10,002,262
     5,000,000   U.S. Treasury Notes, 6.12%                           05/15/98          5.46          5,003,268
     5,000,000   U.S. Treasury Notes, 6.12%                           05/15/98          5.53          5,002,854
     5,000,000   U.S. Treasury Notes, 6.25%                           06/30/98          5.54          5,007,294
     5,000,000   U.S. Treasury Notes, 6.25%                           07/31/98          5.63          5,008,707
     5,000,000   U.S. Treasury Notes, 4.75%                           08/31/98          5.52          4,980,047
     5,000,000   U.S. Treasury Notes, 6.00%                           09/30/98          5.44          5,010,784
     5,000,000   U.S. Treasury Notes, 6.00%                           09/30/98          5.49          5,008,716
     5,000,000   U.S. Treasury Notes, 6.00%                           09/30/98          5.54          5,007,407
     5,000,000   U.S. Treasury Notes, 5.87%                           10/31/98          5.41          5,008,149
     5,000,000   U.S. Treasury Notes, 5.50%                           11/15/98          5.61          4,994,918
     5,000,000   U.S. Treasury Notes, 5.12%                           11/30/98          5.66          4,980,748
     5,000,000   U.S. Treasury Notes, 5.62%                           11/30/98          5.55          4,999,432
    10,000,000   U.S. Treasury Notes, 5.87%                           01/31/99          5.41         10,033,289
    10,000,000   U.S. Treasury Notes, 5.87%                           01/31/99          5.49         10,026,631
 -------------                                                                                    -------------
   260,000,000   Total U.S. Government Obligations                                                  260,009,611
 -------------                                                                                    -------------
                 Total Investments (99.75%) (Cost $473,009,611+)                                    473,009,611
                 Cash and Other Assets, Net of Liabilities (0.25%)                                    1,195,256
                                                                                                  -------------
                 Net Assets (100%)                                                                $ 474,204,867
                                                                                                  =============
                 Net Asset Value offering and redemption price per share:
                 Class A Shares, 467,372,275 shares outstanding (Note 3)                          $        1.00
                                                                                                  =============
                 Class B Shares,   6,832,592 shares outstanding (Note 3)                          $        1.00
                                                                                                  =============
                 +   Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1998
================================================================================





                                                                     Money Market                U.S. Treasury
                                                                       Portfolio                   Portfolio
                                                                  ------------------          -----------------
INVESTMENT INCOME
Income:
    Interest...................................................   $       16,533,164          $      21,615,678
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................              348,323                    468,085
    Administration fee.........................................              145,134                    195,035
    Distribution fee (Class A).................................              181,149                    956,793
    Custodian expenses.........................................               31,554                     39,146
    Shareholder servicing and related shareholder expenses.....               63,323                     86,751
    Legal, compliance and filing fees..........................               92,982                     80,738
    Audit and accounting.......................................               67,243                     62,938
    Trustees' fees ............................................                6,443                      6,608
    Amortization of organization costs.........................               10,271                   --
    Miscellaneous..............................................               12,581                     14,459
                                                                  ------------------          -----------------
        Total expenses.........................................              959,003                  1,910,553
        Less:
         Fees waived (Note 2)..................................   (          203,066)         (         273,050)
         Expenses paid indirectly..............................   (           12,841)         (          15,789)
                                                                   -----------------           ----------------
                Net expenses...................................              743,096                  1,621,714
                                                                  ------------------          -----------------
Net investment income..........................................           15,790,068                 19,993,964
                                                                  ------------------          -----------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................                3,299                     11,744
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $       15,793,367          $      20,005,708
                                                                  ==================          =================





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 1998 AND 1997
================================================================================


                                                   Money Market Portfolio                      U.S. Treasury Portfolio
                                            -----------------------------------           ------------------------------
                                                1998                  1997                    1998              1997
                                            -------------         -------------           -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income..................  $  15,790,068         $   8,746,758           $  19,993,964    $  14,333,683
   Net realized gain (loss) on investments          3,299                   287                  11,744            3,711
                                            -------------         -------------           -------------    -------------
   Increase in net assets from operations.     15,793,367             8,747,045              20,005,708       14,337,394
Dividends to shareholders:
   Net investment income
     Class A..............................  (   3,807,170)        (     581,612)          (  19,599,207)   (  14,207,747)
     Class B..............................  (  11,982,898)        (   8,165,146)          (     394,757)   (     125,936)
   Net realized gain on investments
     Class A..............................  (       1,031)              --                (      11,553)   (       3,638)
     Class B..............................  (       2,268)        (         287)          (         191)   (          73)
Capital share transactions (Note 3):
     Class A..............................     70,436,963            38,214,898             157,082,320       18,542,509
     Class B..............................     69,367,687            31,243,369           (     966,631)       7,799,223
                                            -------------         -------------            ------------    -------------
     Total increase (decrease)............    139,804,650            69,458,267             156,115,689       26,341,732
Net assets:
     Beginning of year....................    196,745,292           127,287,025             318,089,178      291,747,446
                                            -------------         -------------           -------------    -------------
     End of year..........................  $ 336,549,942         $ 196,745,292           $ 474,204,867    $ 318,089,178
                                            =============         =============           =============    =============





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

Institutional Daily Income Fund (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. Distribution of Class A shares of the Money Market Portfolio commenced April 6, 1995. All Portfolio shares outstanding before April 6, 1995 were designated as Class B shares. Distribution of Class B shares of the U.S. Treasury Portfolio commenced November 18, 1996. All Portfolio shares outstanding before November 18, 1996 were designated as Class A shares.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation  of  Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal  Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the year ended March 31, 1998, the Manager voluntarily waived investment management fees and administration fees of $115,985 and $87,081, respectively, for the Money Market Portfolio and $156,029 and $117,021, respectively, for the U.S. Treasury Portfolio.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $58,043 and $78,074 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent for the Fund, for the Money Market Portfolio and U.S Treasury Portfolio, respectively.

Included in the Statements of Operations under the caption "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $12,841 and $15,789 for the Money Market Portfolio and U.S. Treasury Portfolio, respectively.

3. Transactions in Shares of Beneficial Interest.

At March 31, 1998, an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $336,549,942 and $474,204,867, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Transactions in Shares of Beneficial Interest. (Continued)
                                                     Money Market Portfolio
                                          ------------------------------------------
                                          For the Year Ended      For the Year Ended
                                            March 31, 1998          March 31, 1997
                                            --------------          --------------
CLASS A
-------
Sold....................................    $  814,098,188           $  225,303,821
Issued on reinvestment of dividends.....         3,558,103                  511,560
Redeemed................................    (  747,219,328)          (  187,600,483)
                                             -------------            -------------
Net increase (decrease).................        70,436,963               38,214,898
                                             =============            =============


                                          For the Year Ended      For the Year Ended
                                            March 31, 1998          March 31, 1997
                                            --------------          --------------
CLASS B
-------
Sold....................................    $1,041,115,865           $  585,658,049
Issued on reinvestment of dividends.....        11,473,035                6,523,737
Redeemed................................    (  983,221,213)          (  560,938,417)
                                             -------------            -------------
Net increase (decrease).................        69,367,687               31,243,369
                                             =============            =============


                                                     U.S. Treasury Portfolio
                                           -----------------------------------------
                                           For the Year Ended     For the Year Ended
                                            March 31, 1998          March 31, 1997
                                            --------------          --------------
CLASS A
-------
Sold....................................    $  967,765,949           $  566,923,016
Issued on reinvestment of dividends.....        19,073,209               14,118,326
Redeemed................................    (  829,756,838)          (  562,498,833)
                                            --------------            -------------
Net increase (decrease).................       157,082,320               18,542,509
                                            ==============            =============


                                                                   November 18, 1996
                                           For the Year Ended (Commencement of Sales) to
                                            March 31, 1998          March 31, 1997
                                            --------------          --------------
CLASS B
-------
Sold....................................    $   24,810,119           $    9,174,613
Issued on reinvestment of dividends.....           388,146                  126,008
Redeemed................................    (   26,164,896)          (    1,501,398)
                                             -------------            -------------
Net increase (decrease).................    (      966,631)               7,799,223
                                             =============            =============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Financial Highlights.

                                                                              Money Market Portfolio
                                                     ------------------------------------------------------------------
                                                                                                          April 6, 1995
CLASS A                                                 For the Year Ended March 31,              (Commencement of Sales) to
-------                                              ----------------------------------
                                                        1998                    1997                     March 31, 1996
                                                     ----------              ----------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $    1.00               $    1.00                   $     1.00
                                                     ----------              ----------                  -----------
Income from investment operations:
   Net investment income.........................         0.053                   0.050                        0.054
Less distributions:
   Dividends from net investment income..........    (    0.053)             (    0.050)                 (     0.054)
                                                     ----------              ----------                  -----------
Net asset value, end of period...................    $    1.00               $    1.00                   $     1.00
                                                     ==========              ==========                  ===========
Total Return.....................................         5.38%                   5.16%                        5.58%*
Ratios/Supplemental Data
Net assets, end of period (000)..................    $  108,657              $    38,220                 $        5
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+.         0.45%                   0.42%                        0.41%*
   Net investment income.........................         5.25%                   5.07%                        5.46%*
   Expenses paid indirectly......................         0.00%                   0.01%                        0.04%
   Management and administration fees waived.....         0.07%                   0.09%                        0.13%
   Expenses reimbursed...........................         0.00%                   0.00%                        0.03%

                                                                              Money Market Portfolio
                                                     ------------------------------------------------------------------
                                                                                                        April 14, 1994
CLASS B                                                 For the Year Ended March 31,              (Commencement of Sales) to
-------                                              ----------------------------------
                                                        1998        1997        1996                    March 31, 1995
                                                     ----------  ----------  ----------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $   1.00    $   1.00    $   1.00                   $   1.00
                                                     ---------   ---------   ---------                  ----------
Income from investment operations:
   Net investment income.........................        0.055       0.053       0.057                      0.045
Less distributions:
   Dividends from net investment income..........    (   0.055)  (   0.053)  (   0.057)                 (   0.045)
                                                     ---------   ---------   ---------                  ----------
Net asset value, end of period...................    $   1.00    $   1.00    $   1.00                   $   1.00
                                                     =========   =========   =========                  ==========
Total Return.....................................        5.64%       5.42%       5.85%                      5.16%*
Ratios/Supplemental Data
Net assets, end of period (000)..................    $  227,893  $  158,525  $  127,282                $  35,857
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+.        0.20%       0.17%       0.16%                      0.02%*
   Net investment income.........................        5.50%       5.29%       5.64%                      5.14%*
   Expenses paid indirectly......................        0.00%       0.01%       0.04%                      0.00%
   Management and administration fees waived.....        0.07%       0.09%       0.13%                      0.13%
   Expenses reimbursed...........................        0.00%       0.00%       0.03%                      0.25%

*  Annualized
+  Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


4. Financial Highlights. (Continued)


                                                                            U.S. Treasury Portfolio
                                                     ------------------------------------------------------------------
                                                                                                      November 29, 1995
CLASS A                                                 For the Year Ended March 31,              (Commencement of Sales) to
-------                                              ----------------------------------
                                                        1998                    1997                     March 31, 1996
                                                     ----------              ----------                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $    1.00               $    1.00                   $     1.00
                                                     ----------              ----------                  -----------
Income from investment operations:
   Net investment income.........................         0.051                   0.049                        0.017
Less distributions:
   Dividends from net investment income..........    (    0.051)             (    0.049)                 (     0.017)
                                                     ----------              ----------                  -----------
Net asset value, end of period...................    $    1.00               $    1.00                   $     1.00
                                                     ==========              ==========                  ===========
Total Return.....................................         5.24%                   5.00%                        5.18%*
Ratios/Supplemental Data
Net assets, end of period (000)..................    $  467,372              $  310,290                  $  291,747
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+.         0.42%                   0.42%                        0.43%*
   Net investment income.........................         5.12%                   4.89%                        5.07%*
   Expenses paid indirectly......................         0.00%                   0.01%                        0.00%
   Management and administration fees waived.....         0.07%                   0.05%                        0.08%


                                                                   U.S. Treasury Portfolio
                                                   -----------------------------------------------------
                                                      For the Year                 November 18, 1996
CLASS B                                                   Ended               (Commencement of Sales) to
-------                                              March 31, 1998                 March 31, 1997
                                                     --------------                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............     $      1.00                    $      1.00
                                                      -------------                  -------------
Income from investment operations:
   Net investment income.........................            0.054                          0.019
Less distributions:
   Dividends from net investment income..........     (      0.054)                  (      0.019)
                                                      -------------                  -------------
Net asset value, end of period...................     $      1.00                    $      1.00
                                                      =============                  =============
Total Return.....................................            5.50%                          5.27%*
Ratios/Supplemental Data
Net assets, end of period (000)..................     $      6,833                   $      7,799
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+.            0.17%                          0.17%*
   Net investment income.........................            5.37%                          5.14%*
   Expenses paid indirectly......................            0.00%                          0.01%*
   Management and administration fees waived.....            0.07%                          0.05%*

*   Annualized
+   Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
INDEPENDENT AUDITOR'S REPORT

================================================================================




The Board of Trustees and Shareholders
Institutional Daily Income Fund


We have audited the accompanying statements of net assets of the Money Market Portfolio and the U.S. Treasury Portfolio of Institutional Daily Income Fund as of March 31, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



                                             /s/McGladrey & Pullen, LLP



April 27, 1998
New York, New York




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Institutional Daily Income Fund
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management L.P.
    600 Fifth Avenue
    New York, New York 10020

Custodian
    Investors Fiduciary Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services L.P.
    600 Fifth Avenue
    New York, New York 10020




--------------------------------------------------------------------------------